Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Reconciliation of federal statutory rate	0.00%	0.00%
Effective state and local tax rate	5.70%	8.20%
Valuation allowance	$ 1,146,544	$ 498,399
Net operating loss carry forward		$ 8,820,000
Net operating loss expiration date		Dec. 31, 2035
Unrecognized Tax Benefits